Note 16 - Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Following is a summary of the warrant activity for the years ended December 31, 2012 and 2011:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Granted	899,480	$2.00	3.00
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2011	899,480	$2.00	2.63
Exercisable at December 31, 2011	899,480	$2.00	2.63
Granted	155,100	$4.50	3.00
Exercised	71,300	2.00	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2012	983,280	$2.39	1.69
Exercisable at December 31, 2012	983,280	$2.39	1.69